FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Changes in gross carrying amount of debt securities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	$ 27,940,140
Ending Balance	25,674,195	$ 27,940,140
Stage Three
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	1,006,275
Ending Balance	1,031,773	1,006,275
Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	27,353,301
Ending Balance	25,092,666	27,353,301
Fair value through OCI and amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	16,314,035
Ending Balance	12,996,259	16,314,035
Fair value through OCI and amortized cost | Debt instruments | Stage One
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	15,973,144
Ending Balance	12,760,342	15,973,144
Fair value through OCI and amortized cost | Debt instruments | Stage Two
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	340,891
Ending Balance	205,133	340,891
Fair value through OCI and amortized cost | Debt instruments | Stage Three
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Ending Balance	30,784
Gross carrying amount | Stage Three
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	1,673,803
Ending Balance	1,783,801	1,673,803
Gross carrying amount | Fair value through OCI and amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	16,314,035	13,772,681
Change in measure		(110,061)
Sales and maturities	(9,792,950)	(8,153,209)
Purchases	7,701,763	10,100,762
Valuation and payments	17,650	(378,942)
Foreign exchange	(1,244,239)	1,082,804
Ending Balance	12,996,259	16,314,035	$ 13,772,681
Gross carrying amount | Fair value through OCI and amortized cost | Debt instruments | Stage One
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	15,973,144	13,545,514
Transfers from stage 1 to stage 3	(30,784)
Transfers from stage 1 to stage 2		(23,017)
Transfers from stage 2 to stage 1	6,627	129,403
Change in measure		(110,061)
Sales and maturities	(9,792,950)	(8,056,827)
Purchases	7,701,763	9,814,484
Valuation and payments	84,609	(381,921)
Foreign exchange	(1,182,067)	1,055,569
Ending Balance	12,760,342	15,973,144	13,545,514
Gross carrying amount | Fair value through OCI and amortized cost | Debt instruments | Stage Two
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	340,891	227,167
Transfers from stage 1 to stage 2		23,017
Transfers from stage 2 to stage 1	(6,627)	(129,403)
Sales and maturities		(96,382)
Purchases		286,278
Valuation and payments	(66,959)	2,979
Foreign exchange	(62,172)	27,235
Ending Balance	205,133	340,891	227,167
Gross carrying amount | Fair value through OCI and amortized cost | Debt instruments | Stage Three
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	0
Transfers from stage 1 to stage 3	30,784
Ending Balance	30,784	0
Allowance | Stage Three
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	(667,528)
Ending Balance	(752,028)	(667,528)
Allowance | Fair value through OCI and amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	64,901	24,679	39,126
Sales and maturities	(9,459)	(7,267)	(6,137)
Purchases	10,497	44,899	10,273
Foreign exchange	(11,284)	3,409	5,272
Ending Balance	55,803	64,901	24,679
Allowance | Fair value through OCI and amortized cost | Debt instruments | Stage One
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	29,881	17,690	34,500
Sales and maturities	(9,459)	(6,097)	(6,137)
Purchases	10,497	16,104	10,273
Foreign exchange	(6,188)	2,197	4,533
Ending Balance	29,939	29,881	17,690
Allowance | Fair value through OCI and amortized cost | Debt instruments | Stage Two
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	35,020	6,989	4,626
Sales and maturities		(1,170)
Purchases		28,795
Foreign exchange	(5,096)	1,212	739
Ending Balance	11,913	$ 35,020	$ 6,989
Allowance | Fair value through OCI and amortized cost | Debt instruments | Stage Three
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Ending Balance	$ 13,951